Supplemental Information On Oil And Gas Exploration And Production Activities (Results Of Operations For Producing Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Supplemental Information On Oil And Gas Exploration And Production Activities [Abstract]
Revenues	$ 5,626	$ 248
Production costs	(1,288)	(63)
Depletion	(2,607)	(96)
Results of operations from producing activities	$ 1,731	$ 89
Depletion per barrel of oil equivalent (BOE)	15.91	16.73